Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated statement of comprehensive income
Profit/(loss) for the year	€ 11	€ (335)	€ (1,458)
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans	414	388	723
Income tax related to items that will not be reclassified to profit or loss	(95)	(90)	(58)
Items that may be reclassified subsequently to profit or loss:
Translation differences	260	401	(1,819)
Net investment hedges	(58)	(73)	440
Cash flow and other hedges	(2)	(53)	35
Financial assets at fair value through other comprehensive income	8	(45)
Available-for-sale investments			(88)
Other (decrease)/increase, net		1	(1)
Income tax related to items that may be reclassified subsequently to profit or loss	11	33	(92)
Other comprehensive income/(loss), net of tax	538	562	(860)
Total comprehensive income/(loss) for the year	549	227	(2,318)
Attributable to:
Equity holders of the parent	545	221	(2,304)
Non-controlling interests	4	6	(14)
Total comprehensive income/(loss) for the year	549	227	(2,318)
Attributable to equity holders of the parent:
Continuing operations	552	7	(2,283)
Discontinued operations	(7)	214	(21)
Total attributable to equity holders of the parent	545	221	(2,304)
Attributable to non-controlling interests:
Continuing operations	4	6	(14)
Total attributable to non-controlling interests	€ 4	€ 6	€ (14)